Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Results of operating segments
Results by segment for the years ended December 31, are as follows:

Canada		U.S.	Asset Management(1)	Asia	Corporate	Consolidation adjustments(1)	Total
2020
Gross premiums:
Annuities	$3,594	$—	$—	$108	$27	$—	$3,729
Life insurance	5,358	1,548	—	4,821	85	—	11,812
Health insurance	6,011	4,583	—	33	22	—	10,649
Total gross premiums	14,963	6,131	—	4,962	134	—	26,190
Less: Ceded premiums	1,530	695	—	212	15	—	2,452
Net investment income (loss)	6,823	2,610	23	2,550	758	(46)	12,718
Fee income	1,376	92	5,014	572	103	(276)	6,881
Total revenue	21,632	8,138	5,037	7,872	980	(322)	43,337
Less:
Total benefits and expenses	20,669	7,825	3,712	7,137	1,029	(322)	40,050
Income tax expense (benefit)	50	56	334	54	1	—	495
Total net income (loss)	$913	$257	$991	$681	$(50)	$—	$2,792
Less:
Net income (loss) attributable to participating policyholders	196	—	—	87	—	—	283
Net income (loss) attributable to non-controlling interests	—	—	11	—	—	—	11
Shareholders’ net income (loss)	$717	$257	$980	$594	$(50)	$—	$2,498
2019
Gross premiums:
Annuities	$3,276	$1	$—	$2	$23	$—	$3,302
Life insurance	5,178	1,605	—	2,597	90	—	9,470
Health insurance	5,629	4,232	—	31	16	—	9,908
Total gross premiums	14,083	5,838	—	2,630	129	—	22,680
Less: Ceded premiums	1,488	662	—	222	20	—	2,392
Net investment income (loss)	6,474	2,802	83	2,865	905	11	13,140
Fee income	1,320	86	4,471	531	118	(275)	6,251
Total revenue	20,389	8,064	4,554	5,804	1,132	(264)	39,679
Less:
Total benefits and expenses	19,317	7,878	3,391	5,172	1,014	(326)	36,446
Income tax expense (benefit)	15	28	262	51	(70)	—	286
Total net income (loss)	$1,057	$158	$901	$581	$188	$62	$2,947
Less:
Net income (loss) attributable to participating policyholders	174	(5)	—	61	—	—	230
Net income (loss) attributable to non-controlling interests	—	—	4	—	—	—	4
Shareholders’ net income (loss)	$883	$163	$897	$520	188	$62	$2,713

(1)    Reflects a change in presentation for our Asset Management segment effective January 1, 2020. We have updated the prior period to reflect this change in presentation.
Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2020
Total general fund assets	$106,318	$33,790	$6,957	$36,414	$13,897	$(286)	$197,090
Investments for account of segregated fund holders	$107,494	$541	$—	$7,211	$10,675	$—	$125,921
Total general fund liabilities	$97,728	$30,354	$4,898	$30,004	$8,530	$(286)	$171,228
As at December 31, 2019
Total general fund assets	$94,909	$34,711	$5,666	$31,285	$13,930	$(272)	$180,229
Investments for account of segregated fund holders	$98,758	$514	$—	$6,675	$11,026	$—	$116,973
Total general fund liabilities	$86,847	$31,044	$4,250	$25,750	$8,102	$(272)	$155,721

Disclosure of geographical areas
The following table shows revenue by country for Asset Management and Corporate:

	Asset Management			Corporate
For the years ended December 31,	2020	2019		2020	2019
Revenue:
United States(1)	$4,505	$4,185		$169	$129
United Kingdom	174	32		725	903
Canada(1)	311	326	(2)''	79	93
Other countries	47	11		7	7
Total revenue	$5,037	$4,554		$980	$1,132

(1)     Reflects a change in presentation for our Asset Management segment effective January 1, 2020. We have updated the prior period to reflect this change in presentation.
(2)    Consists of the Canadian operations of Bentall Kennedy and Sun Life Institutional Investments (Canada) Inc. for Asset Management.

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management			Corporate
As at December 31,	2020	2019	2020		2019
Total general fund assets:
United States	$5,124	$4,770		$2,227	$2,329
United Kingdom	1,037	145		7,766	8,210
Canada	580	534	(1)''	3,716	3,202
Other countries	216	217		188	189
Total general fund assets	$6,957	$5,666		$13,897	$13,930
Investment for account of segregated fund holders:
United Kingdom	$—	$—		$10,675	$11,026
Total investment for account of segregated fund holders	$—	$—		$10,675	$11,026

(1)    Consists of the Canadian operations of Bentall Kennedy and Sun Life Institutional Investments (Canada) Inc. for Asset Management.